Property, Plant and Equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 131	£ 162	£ 162
Freehold land [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation	0	0
Property, plant and equipment	£ 10	£ 13
Freehold buildings [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	50 years
Long lease [member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	50 years
Leasehold improvements [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives, description	shorter of life of lease and 10 years
Plant [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Plant [member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Office furniture, fixtures and fittings [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Office furniture, fixtures and fittings [member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Computer systems, communication networks and equipment [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Computer systems, communication networks and equipment [member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	7 years